Guarantor and Non-Guarantor Supplemental Financial Information - Cash Flows (Detail) - USD ($) $ in Thousands				1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2016	Apr. 29, 2016	Sep. 03, 2014	Aug. 31, 2016	Apr. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net cash (used in) provided by operating activities						$ (133,261)	$ (171,573)	$ (365,706)	$ (255,307)	$ (309,637)
Cash flows from investing activities:
Subscriber acquisition costs-company owned equipment						0	(1,791)	(5,243)	(24,740)	(10,580)
Capital expenditures						(11,435)	(4,526)	(11,642)	(26,982)	(30,500)
Proceeds from sale of assets						319	1,925	3,123	480	964
Investment in subsidiary						0	0	0	0	0
Acquisition of intangible assets						(743)	(505)	(1,385)	(1,363)	(9,649)
Net cash used in acquisitions								0	0	(18,500)
Proceeds from insurance claims								0	2,984	0
Investment in marketable securities										(60,000)
Proceeds from marketable securities										60,069
Proceeds from note receivable								0	0	22,699
Change in restricted cash								0	14,214	14,375
Investment in convertible note								0	0	(3,000)
Acquisition of other assets						(143)	0	0	(208)	(2,162)
Net cash (used in) provided by investing activities						(12,002)	(4,897)	(15,147)	(35,615)	(36,284)
Cash flows from financing activities:
Proceeds from notes payable						324,750	500,000	604,000	296,250	102,000
Repayment of notes payable						(300,000)	(235,535)	(235,535)	0	0
Borrowings from revolving credit facility						113,000	57,000	57,000	271,000	20,000
Repayment of revolving line of credit						(13,000)	(77,000)	(77,000)	(271,000)	0
Proceeds from capital contribution	$ 30,600	$ 69,800		$ 30,600	$ 69,800	0	69,800	100,407	0	32,300
Payment of intercompany settlement								0
Intercompany receivable						0	0	0	0	0
Intercompany payable						0	0	0	0	0
Proceeds from contract sales								0	0	2,261
Acquisition of contracts								0	0	(2,277)
Repayments of capital lease obligations						(4,712)	(3,956)	(8,315)	(6,414)	(6,300)
Payments of other long-term obligations						(1,164)	0
Financing costs						(9,460)	(8,274)	(9,036)	0	0
Deferred financing costs						(6,191)	(6,277)	(9,241)	(5,436)	(2,927)
Payment of dividends			$ (50,000)					0	0	(50,000)
Net cash (used in) provided by financing activities						103,223	295,758	422,280	284,400	95,057
Effect of exchange rate changes on cash						(10)	(441)	(466)	(1,726)	(234)
Net increase (decrease) in cash						(42,050)	118,847	40,961	(8,248)	(251,098)
Cash and cash equivalents:
Beginning of period						43,520	2,559	2,559	10,807	261,905
End of period						1,470	121,406	43,520	2,559	10,807
Eliminations
Cash flows from operating activities
Net cash (used in) provided by operating activities							0	0	0	(50,000)
Cash flows from investing activities:
Subscriber acquisition costs-company owned equipment							0	0	0	0
Capital expenditures						0	0	0	0	0
Proceeds from sale of assets						0	0	0	0	0
Investment in subsidiary						129,560	256,804	508,621	296,895	372,324
Acquisition of intangible assets						0	0	0	0	0
Net cash used in acquisitions										0
Proceeds from insurance claims									0
Investment in marketable securities										0
Proceeds from marketable securities										0
Proceeds from note receivable										0
Change in restricted cash									0	0
Investment in convertible note									0	0
Acquisition of other assets						0			0	0
Net cash (used in) provided by investing activities						129,560	256,804	508,621	296,895	372,324
Cash flows from financing activities:
Proceeds from notes payable						0	0	0	0	0
Repayment of notes payable						0	0	0
Borrowings from revolving credit facility						0	0	0	0	0
Repayment of revolving line of credit						0	0	0	0
Proceeds from capital contribution							(69,800)	(100,407)		(32,300)
Payment of intercompany settlement								0
Intercompany receivable						(3,189)	(6,621)	(12,906)	(11,601)	(10,658)
Intercompany payable						(126,371)	(180,383)	(395,308)	(285,294)	(329,366)
Proceeds from contract sales										0
Acquisition of contracts										0
Repayments of capital lease obligations						0	0	0	0	0
Payments of other long-term obligations						0
Financing costs						0	0	0
Deferred financing costs						0	0	0	0	0
Payment of dividends										50,000
Net cash (used in) provided by financing activities						(129,560)	(256,804)	(508,621)	(296,895)	(322,324)
Effect of exchange rate changes on cash						0	0	0	0	0
Net increase (decrease) in cash						0	0	0	0	0
Cash and cash equivalents:
Beginning of period						0	0	0	0	0
End of period						0	0	0	0	0
Parent | Reportable Legal Entities
Cash flows from operating activities
Net cash (used in) provided by operating activities						0		0	0	50,000
Cash flows from investing activities:
Subscriber acquisition costs-company owned equipment							0	0	0	0
Capital expenditures						0	0	0	0	0
Proceeds from sale of assets						0	0	0	0	0
Investment in subsidiary						0	(69,800)	(100,407)	0	(32,300)
Acquisition of intangible assets						0	0	0	0	0
Net cash used in acquisitions										0
Proceeds from insurance claims									0
Investment in marketable securities										0
Proceeds from marketable securities										0
Proceeds from note receivable										0
Change in restricted cash									0	0
Investment in convertible note									0	0
Acquisition of other assets						0			0	0
Net cash (used in) provided by investing activities						0	(69,800)	(100,407)	0	(32,300)
Cash flows from financing activities:
Proceeds from notes payable						0	0	0	0	0
Repayment of notes payable						0	0	0
Borrowings from revolving credit facility						0	0	0	0	0
Repayment of revolving line of credit						0	0	0	0
Proceeds from capital contribution							69,800	100,407		32,300
Payment of intercompany settlement								0
Intercompany receivable						0	0	0	0	0
Intercompany payable						0	0	0	0	0
Proceeds from contract sales										0
Acquisition of contracts										0
Repayments of capital lease obligations						0	0	0	0	0
Payments of other long-term obligations						0
Financing costs						0	0	0
Deferred financing costs						0	0	0	0	0
Payment of dividends										(50,000)
Net cash (used in) provided by financing activities						0	69,800	100,407	0	(17,700)
Effect of exchange rate changes on cash						0	0	0	0	0
Net increase (decrease) in cash						0	0	0	0	0
Cash and cash equivalents:
Beginning of period						0	0	0	0	0
End of period						0	0	0	0	0
APX Group, Inc.
Cash flows from financing activities:
Payment of dividends			$ (50,000)
APX Group, Inc. | Reportable Legal Entities
Cash flows from operating activities
Net cash (used in) provided by operating activities						0		0	(1,052)	(894)
Cash flows from investing activities:
Subscriber acquisition costs-company owned equipment							0	0	0	0
Capital expenditures						0	0	0	0	0
Proceeds from sale of assets						0	0	0	0	0
Investment in subsidiary						(129,560)	(187,004)	(408,214)	(296,895)	(340,024)
Acquisition of intangible assets						0	0	0	0	0
Net cash used in acquisitions										0
Proceeds from insurance claims									0
Investment in marketable securities										(60,000)
Proceeds from marketable securities										60,069
Proceeds from note receivable										0
Change in restricted cash									0	0
Investment in convertible note									0	0
Acquisition of other assets						0			0	0
Net cash (used in) provided by investing activities						(129,560)	(187,004)	(408,214)	(296,895)	(339,955)
Cash flows from financing activities:
Proceeds from notes payable						324,750	500,000	604,000	296,250	102,000
Repayment of notes payable						(300,000)	(235,535)	(235,535)
Borrowings from revolving credit facility						113,000	57,000	57,000	271,000	20,000
Repayment of revolving line of credit						(13,000)	(77,000)	(77,000)	(271,000)
Proceeds from capital contribution							69,800	100,407		32,300
Payment of intercompany settlement								0
Intercompany receivable						0	0	0		0
Intercompany payable						0	0	0	0	0
Proceeds from contract sales										0
Acquisition of contracts										0
Repayments of capital lease obligations						0	0	0	0	0
Payments of other long-term obligations						0
Financing costs						(9,460)	(8,274)	(9,036)
Deferred financing costs						(6,191)	(6,277)	(9,241)	(5,436)	(2,927)
Payment of dividends										(50,000)
Net cash (used in) provided by financing activities						109,099	299,714	430,595	290,814	101,373
Effect of exchange rate changes on cash						0	0	0	0	0
Net increase (decrease) in cash						(20,461)	112,710	22,381	(7,133)	(239,476)
Cash and cash equivalents:
Beginning of period						24,680	2,299	2,299	9,432	248,908
End of period						4,219	115,009	24,680	2,299	9,432
Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities
Net cash (used in) provided by operating activities						(136,796)	(176,661)	(380,508)	(267,327)	(318,734)
Cash flows from investing activities:
Subscriber acquisition costs-company owned equipment							(1,791)	(5,243)	(23,641)	(10,580)
Capital expenditures						(11,435)	(4,526)	(11,642)	(26,941)	(30,315)
Proceeds from sale of assets						319	1,925	3,080	480	964
Investment in subsidiary						0	0	0	0	0
Acquisition of intangible assets						(743)	(505)	(1,385)	(1,363)	(9,649)
Net cash used in acquisitions										(18,500)
Proceeds from insurance claims									2,984
Investment in marketable securities										0
Proceeds from marketable securities										0
Proceeds from note receivable										22,699
Change in restricted cash									14,214	14,375
Investment in convertible note									0	(3,000)
Acquisition of other assets						(143)			(208)	(2,153)
Net cash (used in) provided by investing activities						(12,002)	(4,897)	(15,190)	(34,475)	(36,159)
Cash flows from financing activities:
Proceeds from notes payable						0	0	0	0	0
Repayment of notes payable						0	0	0
Borrowings from revolving credit facility						0	0	0	0	0
Repayment of revolving line of credit						0	0	0	0
Proceeds from capital contribution							0	0		0
Payment of intercompany settlement								3,000
Intercompany receivable						3,189	6,621	12,906	11,601	10,658
Intercompany payable						129,560	187,004	408,214	296,895	340,024
Proceeds from contract sales										2,261
Acquisition of contracts										(2,277)
Repayments of capital lease obligations						(4,549)	(3,955)	(8,295)	(6,402)	(6,297)
Payments of other long-term obligations						(1,164)
Financing costs						0	0	0
Deferred financing costs						0	0	0	0	0
Payment of dividends										0
Net cash (used in) provided by financing activities						127,036	189,670	415,825	302,094	344,369
Effect of exchange rate changes on cash						0	0	0	0	0
Net increase (decrease) in cash						(21,762)	8,112	20,127	292	(10,524)
Cash and cash equivalents:
Beginning of period						18,186	(1,941)	(1,941)	(2,233)	8,291
End of period						(3,576)	6,171	18,186	(1,941)	(2,233)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities
Net cash (used in) provided by operating activities						3,535	5,088	14,802	13,072	9,991
Cash flows from investing activities:
Subscriber acquisition costs-company owned equipment							0	0	(1,099)	0
Capital expenditures						0	0	0	(41)	(185)
Proceeds from sale of assets						0	0	43	0	0
Investment in subsidiary						0	0	0	0	0
Acquisition of intangible assets						0	0	0	0	0
Net cash used in acquisitions										0
Proceeds from insurance claims									0
Investment in marketable securities										0
Proceeds from marketable securities										0
Proceeds from note receivable										0
Change in restricted cash									0	0
Investment in convertible note									0	0
Acquisition of other assets						0			0	(9)
Net cash (used in) provided by investing activities						0	0	43	(1,140)	(194)
Cash flows from financing activities:
Proceeds from notes payable						0	0	0	0	0
Repayment of notes payable						0	0	0
Borrowings from revolving credit facility						0	0	0	0	0
Repayment of revolving line of credit						0	0	0	0
Proceeds from capital contribution							0	0		0
Payment of intercompany settlement								(3,000)
Intercompany receivable						0	0	0	0	0
Intercompany payable						(3,189)	(6,621)	(12,906)	(11,601)	(10,658)
Proceeds from contract sales										0
Acquisition of contracts										0
Repayments of capital lease obligations						(163)	(1)	(20)	(12)	(3)
Payments of other long-term obligations						0
Financing costs						0	0	0
Deferred financing costs						0	0	0	0	0
Payment of dividends										0
Net cash (used in) provided by financing activities						(3,352)	(6,622)	(15,926)	(11,613)	(10,661)
Effect of exchange rate changes on cash						(10)	(441)	(466)	(1,726)	(234)
Net increase (decrease) in cash						173	(1,975)	(1,547)	(1,407)	(1,098)
Cash and cash equivalents:
Beginning of period						654	2,201	2,201	3,608	4,706
End of period						$ 827	$ 226	$ 654	$ 2,201	$ 3,608